Commitments and Contingencies (Details Textual)	12 Months Ended
Sep. 30, 2014
Commitments and Contingencies (Textual)
Employment agreement term, Description	Company has employment agreements with certain officers, which extend from 24 to 60 months, and are renewable for successive one year terms.
Lease agreement term, Description	Company leases its office premises located in Florida for a two year term which renews automatically for another two years if it is not terminated at the end of the initial lease period.